Fees Summary	Feb. 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,621,250.00
Previously Paid Amount	0.00
Total Fee Amount	401.31
Total Offset Amount	0.00
Net Fee	401.31
Narrative - Max Aggregate Offering Price	$ 2,621,250
Final Prospectus	true